Other Non-Current Liabilities - Disclosure of Other Non-Current Liabilities (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Provisions and other non-current liabilities [Line Items]
Other non-current liabilities	₺ 409,337	₺ 427,547
Non-Current Liabilities [member]
Provisions and other non-current liabilities [Line Items]
Consideration payable in relation to the acquisition of Belarusian Telecom	323,691	295,062
Deferred revenue	85,646	74,241
Deposits and guarantees received from dealers		58,244
Other non-current liabilities	₺ 409,337	₺ 427,547